Consolidated Statements of Changes in Equity (Capital Deficiency) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statement of Stockholders' Equity [Abstract]
Issuance costs	$ 1,966	$ 1,315
Restricted stock award, shares	1,266	406